STATEMENT OF CHANGES IN STOCKHOLDER'S EQUITY - USD ($)		Class A Common Stock	Class B Common Stock		Additional Paid-In Capital	Accumulated Deficit	Total
Balance at Dec. 02, 2020			$ 0		$ 0	$ 0	$ 0
Balance (in Shares) at Dec. 02, 2020	[1]		0
Class B common stock issued to Sponsor			$ 863		24,137		25,000
Class B common stock issued to Sponsor (in shares)	[1]		8,625,000
Net loss			$ 0		0	(3,543)	(3,543)
Balance at Dec. 31, 2020			$ 863		24,137	(3,543)	21,457
Balance (in Shares) at Dec. 31, 2020			8,625,000	[1]
Class B common stock issued to Sponsor		$ 3,450			311,989,575		311,993,025
Class B common stock issued to Sponsor (in shares)		34,500,000
Excess of cash received over fair value of Private Placement Warrants:					1,570,109		1,570,109
Net loss						7,164,743	7,164,743
Class A common stock subject to possible redemption		$ (3,450)			(313,559,684)	(31,436,866)	(345,000,000)
Class A common stock subject to possible redemption (in Shares)		(34,500,000)
Balance at Jun. 30, 2021			$ 863		24,137	(24,275,666)	(24,250,666)
Balance (in Shares) at Jun. 30, 2021			8,625,000
Balance at Mar. 31, 2021			$ 863		24,137	(32,594,540)	(32,569,540)
Balance (in Shares) at Mar. 31, 2021			8,625,000
Net loss						8,318,874	8,318,874
Balance at Jun. 30, 2021			$ 863		$ 24,137	$ (24,275,666)	$ (24,250,666)
Balance (in Shares) at Jun. 30, 2021			8,625,000

[1]	This number includes up to 1,125,000 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5).